Basis of Presentation and Principles of Consolidation	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has elected to report its consolidated financial statements in United States dollars (“$” or “US dollars”).

Reclassifications

Certain reclassifications have been made from "Occupancy and other operating expenses" to "Payroll and employee benefits" in the Company's consolidated statements of income (loss), totaling $44,415, to the prior year information to conform to the current year presentation, for the fiscal year ended December, 31, 2015.